Schedule of Investments (unaudited)	iShares® USD Green Bond ETF
July 31, 2022	(Formerly iShares® Global Green Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Australia — 1.0%
National Australia Bank Ltd./New York, 3.63%, 06/20/23	$1,275	$1,279,717
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(a)	200	170,506
Principal Life Global Funding II, 1.25%, 08/16/26(b)	850	763,708
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	550	454,955
		2,668,886
Brazil — 0.6%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(c)	1,260	1,268,492
Suzano Austria GmbH, 5.75%, 07/14/26(a)	500	511,055
		1,779,547
Canada — 2.2%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51
(Call 11/13/50)(b)	450	338,796
Bank of Nova Scotia (The), 2.38%, 01/18/23	305	303,984
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)(c)	200	167,808
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)(c)	1,605	1,417,311
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25(c)	1,250	1,148,788
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(c)	75	72,101
Royal Bank of Canada, 1.15%, 07/14/26	1,300	1,181,609
Sino-Ocean Land Treasure IV Ltd., 2.70%, 01/13/25
(Call 12/13/24)(a)	200	62,022
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)(c)	600	545,934
Toronto-Dominion Bank (The), 1.25%, 12/13/24	1,050	996,429
		6,234,782
Chile — 0.5%
Colbun SA, 3.15%, 01/19/32 (Call 10/19/31)(a)	800	655,880
Inversiones CMPC SA, 4.38%, 04/04/27(a)	800	771,200
		1,427,080
China — 7.3%
Agricultural Bank of China Ltd./Hong Kong, 2.00%, 03/01/25(a)	200	193,458
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(a)	200	187,326
2.00%, 01/18/27(a)	1,000	948,700
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(c)	1,100	924,374
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	800	748,416
Bank of China Ltd./Paris, 0.95%, 09/21/23(a)	400	389,804
Bank of China Ltd./Singapore
0.80%, 04/28/24(a)	2,000	1,916,420
3.25%, 04/28/25(a)	500	499,595
Bank of China Ltd./Sydney, 0.75%, 09/29/24(a)	200	189,458
Bank of China/Johannesburg, 1.88%, 02/16/25(a)	200	193,200
CGNPC International Ltd., 2.75%, 07/02/24(a)	1,400	1,378,034
China Construction Bank Corp./Hong Kong
1.00%, 08/04/23(a)	2,000	1,955,980
1.25%, 08/04/25(a)	1,200	1,127,304
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(a)	2,000	1,842,720
China Merchants Bank Co. Ltd./Sydney, 2.00%, 03/02/25(a)	200	192,778
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	1,600	1,501,424
2.95%, 06/01/25	1,100	1,091,871
Industrial & Commercial Bank of China Ltd./Luxembourg, 2.88%, 10/12/22(a)	200	199,884
Industrial & Commercial Bank of China Ltd./Singapore, 1.00%, 10/28/24(a)	1,200	1,141,200
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(a)	1,000	955,120
3.25%, 05/18/25(a)	800	799,216
Security	Par (000)	Value

China (continued)
Sino-Ocean Land Treasure IV Ltd., 3.25%, 05/05/26
(Call 02/05/26)(a)	$900	$252,252
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(a)	800	783,272
Xiaomi Best Time International Ltd., 4.10%, 07/14/51
(Call 01/14/51)(a)	550	365,470
Xingcheng Bvi Ltd., 2.38%, 10/08/26(a)	600	547,086
		20,324,362
France — 1.3%
BNP Paribas SA, 1.68%, 06/30/27 (Call 06/30/26),
(SOFR + 0.912%)(b)(d)	1,800	1,606,968
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	2,030	2,022,509
		3,629,477
Germany — 4.4%
Deutsche Bank AG/New York NY, 1.69%, 03/19/26	1,300	1,188,213
KfW
0.75%, 09/30/30	5,450	4,643,454
1.00%, 10/01/26(c)	2,825	2,616,346
1.75%, 09/14/29	2,100	1,960,728
Kreditanstalt fuer Wiederaufbau, 2.00%, 09/29/22	848	847,415
Landesbank Baden-Wuerttemberg, 2.00%, 02/24/25(a)	1,100	1,063,018
		12,319,174
Hong Kong — 2.8%
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(a)	200	187,936
1.75%, 09/16/26 (Call 08/16/26)(a)	800	723,696
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31 (Call 04/15/31)(a)	900	766,620
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(a)	1,500	1,404,075
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	500	488,055
MTR Corp. Ltd., 1.63%, 08/19/30(a)	2,550	2,197,896
Pingan Real Estate Capital Ltd., 2.75%, 07/29/24(a)	250	225,723
QNB Finance Ltd., 1.63%, 09/22/25(a)	1,200	1,119,576
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	700	691,817
		7,805,394
India — 1.6%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(a)	1,000	878,150
3.84%, 12/13/27(a)	400	389,052
Power Finance Corp. Ltd., 3.75%, 12/06/27(a)	800	755,208
REC Ltd., 3.88%, 07/07/27(a)	700	667,016
State Bank of India/London, 4.50%, 09/28/23(a)	1,800	1,814,778
		4,504,204
Indonesia — 0.4%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	1,200	1,030,548
Japan — 4.1%
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(a)	700	639,821
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(c)	750	729,518
2.53%, 03/10/27 (Call 02/10/27)	4,050	3,880,588
2.97%, 03/10/32 (Call 12/10/31)	250	234,195
Marubeni Corp., 1.58%, 09/17/26 (Call 08/17/26)(a)	1,100	994,565
Mitsubishi UFJ Financial Group Inc., 2.53%, 09/13/23	1,000	990,020
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	400	359,876
Mizuho Financial Group Inc., 3.26%, 05/22/30
(Call 05/22/29)(d)	800	730,728
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(c)	1,000	958,630
2.47%, 01/14/29	850	755,871

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2022	(Formerly iShares® Global Green Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(b)	$800	$737,616
2.80%, 03/10/27(b)	600	572,022
		11,583,450
Netherlands — 3.1%
ABN AMRO Bank NV, 2.47%, 12/13/29 (Call 12/13/28)(b)(d)	1,550	1,346,155
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(b)(c)(d)	1,200	1,081,620
1.11%, 02/24/27 (Call 02/24/26)(b)(d)	1,725	1,539,890
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(b)(d)	505	461,782
4.63%, 01/06/26(b)	2,800	2,834,860
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)(c)	1,400	1,369,634
		8,633,941
Portugal — 0.4%
EDP Finance BV, 1.71%, 01/24/28(b)	1,200	1,040,820
Saudi Arabia — 0.7%
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	800	753,208
2.41%, 09/17/30(a)	1,200	1,065,804
		1,819,012
Singapore — 0.3%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	800	765,680

South Africa — 0.2%
Amipeace Ltd., 1.75%, 11/09/26(a)	700	657,265

South Korea — 4.0%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(a)	0	—
Hyundai Capital Services Inc., 1.25%, 02/08/26(a)	2,000	1,805,900
Hyundai Heavy Industries Co Ltd, 3.18%, 03/28/27(a)	200	194,940
Kia Corp.
1.00%, 04/16/24(a)	2,200	2,098,162
2.38%, 02/14/25(a)	900	862,947
Korea Development Bank (The), 0.75%, 01/25/25	2,200	2,061,158
Korea Electric Power Corp., 2.50%, 06/24/24(a)	1,075	1,057,112
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	325	326,232
LG Chem Ltd.
3.25%, 10/15/24(a)	800	789,128
3.63%, 04/15/29(a)	1,000	961,710
Mirae Asset Securities Co. Ltd., 1.38%, 07/07/24(a)	500	473,115
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(a)(c)	650	642,408
		11,272,812
Sweden — 0.6%
Swedbank AB, 1.54%, 11/16/26(b)	1,700	1,553,477

United Arab Emirates — 1.1%
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	192,618
4.64%, 05/14/29(a)	1,800	1,808,262
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	1,198	1,007,111
		3,007,991
United Kingdom — 0.4%
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(d)	1,200	1,180,740

United States — 39.3%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,225	1,105,526
2.45%, 01/15/31 (Call 10/15/30)	1,475	1,247,319
Security	Par (000)	Value

United States (continued)
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	$250	$205,880
2.95%, 03/15/34 (Call 12/15/33)(c)	1,875	1,636,425
3.80%, 04/15/26 (Call 02/15/26)	1,145	1,140,626
Amgen Inc., 3.00%, 02/22/29 (Call 12/22/28)	40	38,203
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)	365	364,664
3.00%, 06/20/27 (Call 03/20/27)	1,910	1,917,984
Arizona Public Service Co., 2.65%, 09/15/50 (Call 03/15/50)(c)	605	401,738
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(c)	1,500	1,336,200
2.05%, 01/15/32 (Call 10/15/31)	300	258,336
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(c)	2,155	2,117,848
3.20%, 04/15/25 (Call 03/15/25)	720	706,406
3.80%, 06/01/29 (Call 03/01/29)	1,150	1,100,401
Bank of America Corp., 2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(d)	3,025	2,907,600
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(c)	75	59,594
2.55%, 04/01/32 (Call 01/01/32)	2,350	1,946,998
3.40%, 06/21/29 (Call 03/21/29)	2,765	2,552,786
4.50%, 12/01/28 (Call 09/01/28)	370	370,144
Citigroup Inc., 1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(d)	4,350	4,280,530
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)(c)	1,125	944,876
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,100	1,065,724
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(c)	1,425	1,311,413
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,655	1,428,861
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	545	509,384
Series A, 1.90%, 04/01/28 (Call 02/01/28)	250	228,925
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,585	1,513,215
Series B, 3.25%, 04/01/51 (Call 10/01/50)	125	105,036
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,030	929,225
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)(c)	710	724,449
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	1,890	1,740,501
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	635	623,081
Duke Realty LP
1.75%, 02/01/31 (Call 11/01/30)	255	212,815
2.25%, 01/15/32 (Call 10/15/31)	1,500	1,294,200
2.88%, 11/15/29 (Call 08/15/29)	310	285,234
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,675	1,530,012
1.55%, 03/15/28 (Call 01/15/28)	1,250	1,087,838
2.50%, 05/15/31 (Call 02/15/31)	1,550	1,329,451
3.90%, 04/15/32 (Call 01/15/32)	1,600	1,516,704
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	1,000	843,630
4.15%, 12/01/28 (Call 09/01/28)	245	244,797
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	588	565,797
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)	500	454,535
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(d)	650	591,520
First-Citizens Bank & Trust Co., 3.93%, 06/19/24, (SOFR + 3.827%)	0	—

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2022	(Formerly iShares® Global Green Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
General Motors Co.
5.40%, 10/15/29	$35	$34,994
5.60%, 10/15/32	50	49,957
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)(c)	1,125	1,111,399
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,500	1,342,485
2.13%, 12/01/28 (Call 10/01/28)	320	285,392
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	275	241,365
Series I, 3.50%, 09/15/30 (Call 06/15/30)	2,400	2,084,520
Series J, 2.90%, 12/15/31 (Call 09/15/31)	220	176,354
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.25%, 09/16/22(a)	300	299,658
Industrial Bank Co. Ltd./Hong Kong, 1.13%, 11/06/23(a)	200	194,028
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	740	610,478
3.60%, 04/01/29 (Call 01/01/29)	475	463,795
4.10%, 09/26/28 (Call 06/26/28)	160	161,507
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(d)	1,700	1,635,655
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(d)	1,800	1,681,344
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	620	615,114
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	2,025	1,610,644
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)(c)	100	80,484
2.65%, 11/15/33 (Call 08/15/33)	1,105	880,475
4.75%, 12/15/28 (Call 09/15/28)	925	919,857
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	810	710,783
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	1,115	948,631
Massachusetts Institute of Technology, 3.96%, 07/01/38	596	609,934
Metropolitan Life Global Funding I, 0.95%, 07/02/25(b)	1,950	1,817,907
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	50	38,027
3.10%, 05/01/27 (Call 02/01/27)	600	590,910
3.15%, 04/15/50 (Call 10/15/49)	1,125	922,725
3.65%, 04/15/29 (Call 01/15/29)(c)	1,390	1,391,334
3.65%, 08/01/48 (Call 02/01/48)	1,895	1,683,537
3.95%, 08/01/47 (Call 02/01/47)	405	375,058
4.25%, 07/15/49 (Call 01/15/49)(c)	1,040	1,010,516
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	2,265	2,034,446
Niagara Mohawk Power Corp., 1.96%, 06/27/30 (Call 03/27/30)(b)	900	766,539
NiSource Inc., 5.00%, 06/15/52 (Call 12/15/51)	400	404,688
Norinchukin Bank (The), 2.08%, 09/22/31(b)	950	796,927
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	1,000	752,270
2.90%, 03/01/50 (Call 09/01/49)	440	348,656
3.20%, 04/01/52 (Call 10/01/51)	130	107,887
4.50%, 06/01/52 (Call 12/01/51)	530	547,850
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	500	398,005
3.25%, 05/15/29 (Call 02/15/29)	1,025	997,663
3.95%, 04/01/30 (Call 01/01/30)	450	454,590
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)(b)	70	73,107
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	1,650	1,510,311
PacifiCorp, 2.90%, 06/15/52 (Call 12/15/51)(c)	2,000	1,536,420
Security	Par (000)	Value

United States (continued)
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	$625	$530,706
PNC Financial Services Group Inc. (The), 2.20%, 11/01/24 (Call 10/02/24)	1,050	1,023,593
Prologis LP, 1.25%, 10/15/30 (Call 07/15/30)(c)	1,230	1,023,372
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)(c)	50	46,782
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	1,755	1,764,670
4.10%, 06/15/48 (Call 12/15/47)	1,770	1,677,641
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(c)	300	246,714
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	200	150,614
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	325	280,849
Series K, 3.15%, 08/15/51 (Call 02/15/51)(c)	225	172,242
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	725	594,232
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	555	406,438
SK Battery America Inc.
1.63%, 01/26/24(a)	200	192,006
2.13%, 01/26/26(a)	1,200	1,092,384
Solar Star Funding LLC, 5.38%, 06/30/35(b)(c)	1,227	1,377,886
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	390	393,432
Southwestern Electric Power Co., 3.25%, 11/01/51 (Call 05/01/51)	1,450	1,115,456
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	75	65,429
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	2,050	1,660,336
Toyota Motor Credit Corp., 2.15%, 02/13/30	1,320	1,187,168
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	675	557,861
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)(c)	435	340,309
3.10%, 11/01/34 (Call 08/01/34)	500	428,710
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	875	643,134
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	2,080	1,733,555
2.85%, 09/03/41 (Call 03/03/41)	1,600	1,258,256
3.88%, 02/08/29 (Call 11/08/28)	965	962,308
3.88%, 03/01/52 (Call 09/01/51)(c)	1,560	1,377,917
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,750	1,578,780
3.40%, 06/01/31 (Call 03/01/31)	100	84,877
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(c)	820	776,917
3.85%, 06/15/32 (Call 03/15/32)	735	694,296
Wisconsin Power and Light Co., 1.95%, 09/16/31 (Call 06/16/31)	475	407,142
Wisconsin Public Service Corp., 2.85%, 12/01/51 (Call 06/01/51)	695	532,884
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	375	338,876
2.25%, 01/30/31 (Call 10/30/30)(c)	1,115	959,357
		109,761,786
Total Corporate Bonds & Notes — 76.3%
(Cost: $227,317,564)		213,000,428

Foreign Government Obligations(e)

Canada — 0.7%
CDP Financial Inc., 1.00%, 05/26/26(b)(c)	2,000	1,848,120

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2022	(Formerly iShares® Global Green Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile — 1.8%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)	$2,460	$2,174,000
3.50%, 01/25/50 (Call 07/25/49)	3,605	2,893,157
		5,067,157
China — 0.7%
China Development Bank/Hong Kong, 0.63%, 09/09/24(a)	2,000	1,897,520

Hong Kong — 1.9%
Airport Authority, 1.75%, 01/12/27(Call 12/12/26)(b)	900	847,224
Hong Kong Government International Bond
0.63%, 02/02/26(b)	200	185,354
1.38%, 02/02/31(b)	1,900	1,669,055
1.75%, 11/24/31(a)	1,900	1,707,397
2.38%, 02/02/51(b)	800	578,344
2.50%, 05/28/24(b)	200	197,934
		5,185,308
Indonesia — 2.3%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(a)	1,100	912,989
3.75%, 03/01/23(a)	1,130	1,132,565
3.90%, 08/20/24(a)	2,280	2,289,895
4.70%, 06/06/32(a)(c)	2,050	2,121,730
		6,457,179
Japan — 0.3%
Japan Bank for International Cooperation, 1.63%, 01/20/27(c)	800	753,312

Netherlands — 0.3%
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV, 2.75%, 02/20/24(a)	1,000	995,430

Norway — 0.1%
Kommunalbanken AS, 2.13%, 02/11/25(b)(c)	200	196,066

Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(Call 03/12/27)(a)	900	864,252

South Korea — 2.2%
Export-Import Bank of Korea
1.75%, 10/19/28 (Call 08/19/28)(a)	200	182,022
2.13%, 01/18/32	2,200	1,944,888
Incheon International Airport Corp., 1.25%, 05/04/26(a)	700	646,415
Korea Development Bank (The), 0.40%, 06/19/24	450	426,740
Korea International Bond, 2.00%, 06/19/24	2,925	2,861,176
		6,061,241
Supranational — 9.8%
Arab Petroleum Investments Corp., 1.48%, 10/06/26(b)	1,200	1,105,848
Asian Development Bank
1.75%, 08/14/26	900	860,265
1.88%, 08/10/22	275	274,967
2.13%, 03/19/25(c)	1,248	1,223,190
2.38%, 08/10/27	789	771,413
3.13%, 09/26/28	1,910	1,937,733
European Bank for Reconstruction & Development, 1.50%, 02/13/25(c)	2,200	2,125,332
European Investment Bank
0.63%, 10/21/27	25	22,354
0.75%, 09/23/30(c)	1,171	999,730
1.63%, 10/09/29	1,299	1,201,471
1.63%, 05/13/31	4,000	3,646,520
2.13%, 04/13/26	4,000	3,892,040
Security	Par/ Shares (000)	Value

Supranational (continued)
2.38%, 05/24/27(c)	$832	$816,433
2.50%, 10/15/24(c)	2,020	2,000,709
2.88%, 06/13/25(b)	200	199,884
International Bank for Reconstruction & Development
2.13%, 03/03/25	200	196,200
3.13%, 11/20/25	2,780	2,796,902
International Finance Corp.
2.00%, 10/24/22	575	574,195
2.13%, 04/07/26	2,900	2,818,858
		27,464,044
Sweden — 1.0%
Kommuninvest I Sverige AB
0.38%, 06/19/24(b)(c)	2,000	1,900,720
1.63%, 04/24/23(b)	1,000	988,960
		2,889,680
Total Foreign Government Obligations — 21.4%
(Cost: $62,099,080)		59,679,309

Municipal Debt Obligations

United States — 0.4%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	600	604,198
University of Michigan RB, 3.50%, 04/01/52 (Call 10/01/51)	500	447,326
Total Municipal Debt Obligations — 0.4%
(Cost: $1,146,640)		1,051,524
Total Long-Term Investments — 98.1%
(Cost: $290,563,284)		273,731,261

Short-Term Securities

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(f)(g)(h)	18,239	18,237,462
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(f)(g)	4,180	4,180,000

Total Short-Term Securities — 8.0%
(Cost: $22,414,457)		22,417,462

Total Investments in Securities — 106.1%
(Cost: $312,977,741)		296,148,723

Liabilities in Excess of Other Assets — (6.1)%		(17,115,722)

Net Assets — 100.0%		$279,033,001

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2022	(Formerly iShares® Global Green Bond ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,357,494	$15,877,383	(a)	$—	$(94)	$2,679	$18,237,462	18,239	$28,424	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	3,750,000	(a)	—	—	—	4,180,000	4,180	13,371		—
					$(94)	$2,679	$22,417,462		$41,795		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$213,000,428	$—	$213,000,428
Foreign Government Obligations	—	59,679,309	—	59,679,309
Municipal Debt Obligations	—	1,051,524	—	1,051,524
Money Market Funds	22,417,462	—	—	22,417,462
	$22,417,462	$273,731,261	$—	$296,148,723

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate